Property & Equipment (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Proceeds from Sale of Property, Plant, and Equipment [Abstract]
Amortization cost	$ 4,790	$ 1,928